RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	$ 39.3
Restructuring, integration and acquisition costs	131.4	$ 62.6
Impairment reversal of non-financial assets following their repurposing and optimization	0.0	9.8
Severance and other employee related costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	15.8
Impairment of intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	16.8
Defense and Security
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Impairment reversal of non-financial assets following their repurposing and optimization		6.8
Civil Aviation
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Impairment reversal of non-financial assets following their repurposing and optimization		3.0
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring, integration and acquisition costs	76.8	48.9
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring, integration and acquisition costs	$ 12.9	$ 17.6